Commitments and Contingencies (Details Narrative) - USD ($)						1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 09, 2023	Jan. 01, 2023	Sep. 30, 2022	Sep. 01, 2022	Aug. 01, 2022	Oct. 31, 2022	May 31, 2019	Sep. 30, 2018	Jul. 31, 2017	Mar. 26, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total order costs to purchase equipment, molds and component parts for research and development												$ 609,953
Progress payments											$ 280,349	209,678
Total order costs to purchase equipment and molds											490,651
Severance costs											346,000
Medical benefit cost											$ 29,000
Compensation cost	$ 235,000
Options to purchase shares	50,000
Stock option, exercise price	$ 1.30
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Compensation cost	$ 235,000
Options to purchase shares	50,000
Stock option, exercise price	$ 1.30
Mr. Blackman [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Bonuses													$ 250,000
Payment for bonuses		$ 65,000
Mr. Blackman [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for bonuses										$ 65,000
Royalty Agreement [Member] | Barry Berler [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage							2.00%	2.00%	4.00%
Single payment obligation								$ 500,000
Employment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Salaries and wages				$ 320,000	$ 256,000
Annual compensation			$ 225,000									225,000
Payment for incentive fee			$ 18,750									$ 18,750
Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Initial fee						$ 90,000
Monthly fee						$ 12,500
Shares of restricted common stock						200,000
Value of digital marketing activities						$ 300,000
Value of restricted common stock						$ 230,000